INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT.
A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY
NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

PROSPECTUS                 Filed pursuant to Rule 497(a)
SUBJECT TO COMPLETION      Securities Act Registration No. 333-45509
July 29, 1998              Investment Company Act Registration No. 811-08535

              LIGHT REVOLUTION FUND, INC.

                 LIGHT REVOLUTION FUND

                      704 Court A
                   Tacoma, WA  98402
              Telephone:  (253) 274-0766

         Toll-Free Telephone:  (888) 463-3957




   INVESTOR            1-888-463-3957
   INFORMATION
   DEPARTMENT

   INVESTMENT          Light   Revolution   Fund,   Inc.    (the
   OBJECTIVE AND       "Company")  is  an open-end,  diversified
   POLICIES            management  investment company,  commonly
                       referred  to  as  a  mutual  fund.    The
                       Company    currently    comprises     one
                       portfolio:   the  Light  Revolution  Fund
                       (the   "Fund").   The  Fund's  investment
                       objective  is capital appreciation.   The
                       Fund  seeks  to  achieve  its  investment
                       objective by investing primarily  in  the
                       common   stock  of  large  capitalization
                       companies   in   the  technology   sector
                       engaged in the processing or delivery  of
                       information.  The investment  methodology
                       used   by   the   Fund  to  achieve   its
                       investment  objective  is  based  on  the
                       investment  methodology  of   the   Light
                       Index,  an  index that was developed  and
                       is   published   by   the   Light   Index
                       Investment  Company,  investment  adviser
                       to  the Fund (the "Adviser").  The  Light
                       Index  consists  of a diversified  number
                       of    large    capitalization   companies
                       engaged in the processing or delivery  of
                       information.  There is no assurance  that
                       the   Fund   will  achieve   its   stated
                       investment objective.


   OPENING AN ACCOUNT  To   open   a   regular  (non-retirement)
                       account,  please complete and return  the
                       Purchase   Application.   If   you   need
                       assistance  in  completing  the  Purchase
                       Application,  please  call  our  Investor
                       Information   Department.   The   minimum
                       initial  investment is $10,000 or  $1,000
                       for  Uniform  Gifts/Transfers  to  Minors
                       Act  accounts  and Individual Retirement
                       Accounts  (IRAs)  (except  for  Education
                       IRAs,   which  have  no  minimum  initial
                       investment  requirement).   To  open   an
                       IRA,  please  use a Light Revolution  IRA
                       Application.   To obtain a copy  of  this
                       form,   call   our  Investor  Information
                       Department   at  1-888-463-3957,   Monday
                       through  Friday from 8:00  a.m.  to  7:00
                       p.m. (Central time).  Fund shares may  be
                       purchased  at a price equal to their  net
                       asset  value plus a sales charge  imposed
                       at   the   time  of  purchase.    Certain
                       investors may not have to pay this  sales
                       charge  and  reduced  sales  charges  are
                       available  under  certain  circumstances.
                       Fund  shares are also subject to  a  Rule
                       12b-1   plan   pursuant   to   which   an
                       aggregate annual fee of 0.25% is charged on the average daily net assets of the Fund.

   ABOUT THIS          This  Prospectus is designed to set forth
   PROSPECTUS          concisely  the  information  you   should
                       know  about  the Fund before you  invest.
                       It   should   be  retained   for   future
                       reference.   A  Statement  of  Additional
                       Information  ("SAI") dated _____________,
                       1998,  containing additional  information
                       about  the Fund has been filed  with  the
                       Securities  and Exchange Commission.  The
                       SAI,  which may be revised from  time  to
                       time,  is incorporated by reference  into
                       this  Prospectus. Copies may be obtained,
                       along  with other information  about  the
                       Fund,  without  charge  by  calling   our
                       Investor Information Department at the above-noted telephone number.

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or First Data Distributors, Inc.
This Prospectus does not constitute an offering by the Fund or by First Data Distributors, Inc., in any jurisdiction in which such offering may not lawfully be made.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY  THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES  COMMISSION,  NOR  HAS  THE  SECURITIES  AND
EXCHANGE COMMISSION OR ANY STATE COMMISSION PASSED UPON
THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   TABLE OF CONTENTS


HIGHLIGHTS                                                      1

FEES AND EXPENSES                                               2

INVESTMENT OBJECTIVE AND POLICIES                               3

INVESTMENT RISKS                                                4

IMPLEMENTATION OF POLICIES                                      4
 Short-Term Fixed Income Securities                             5
 Derivative Securities                                          5
 Foreign Securities                                             6
 Security Lending                                               6
 Portfolio Turnover                                             6

INVESTMENT RESTRICTIONS                                         6

MANAGEMENT                                                      7
 Fund Expenses                                                  8
 The Light Index                                                9

ADMINISTRATION OF THE FUND                                      9

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES                       10
 Dividends and Other Distributions                             10
 Taxes                                                         10

SHARE PRICE                                                    12
 Front-End Sales Charge Waivers and Reductions                 13
 Temporary Waiver                                              13
 Waivers for Certain Investors                                 13
 Reducing Sales Charges                                        15

DISTRIBUTION PLAN                                              16

GENERAL INFORMATION                                            17

WHO SHOULD INVEST                                              17

OPENING AN ACCOUNT AND PURCHASING SHARES                       18
 Purchasing by Mail                                            16
 New Account                                                   16
 Additional Investments                                        17
 Purchasing by Wire                                            17
 Before Wiring                                                 17
 Purchasing by Telephone                                       17
 Automatic Investment Plan                                     18
 Choosing a Distribution Option                                18
 Tax Caution                                                   18
 Important Information                                         19
 When Your Account Will Be Credited                            19

SELLING YOUR SHARES                                            20
 Selling by Mail                                               20
 Definition of Good Order                                      20
 Selling by Telephone                                          20
 Systematic Withdrawal Plan                                    21
 Important Redemption Information                              21
 Delivery of Redemption Proceeds                               21
 Minimum Account Balance Requirement                           22

IMPORTANT INFORMATION ABOUT TELEPHONE TRANSACTIONS             22

OTHER ACCOUNT INFORMATION                                      23

TOTAL RETURN                                                   23

                      HIGHLIGHTS

This  Prospectus  describes the Light  Revolution  Fund
(the  "Fund").   The  Fund's  investment  objective  is
capital  appreciation.  As with any mutual fund,  there
is   no  assurance  that  the  Fund  will  achieve  its
investment objective.


INVESTMENT STRATEGY The  Industrial Age was an era characterized by a rapid increase in productivity brought about by the ability to perform physical work with machines. Through the use of the steam engine and other machines, natural resources and industrial commodities such as coal, iron ore, lumber and oil were brought to market at speeds never before possible. The early years of that era came to be known as the "Industrial Revolution."

                    The  Information Age is an era characterized
                    by  a rapid increase in productivity brought
                    about by the ability to quickly process  and
                    deliver     information.     Through     the
                    development   and  use  of  the   integrated
                    circuit     and     related    technologies,
                    information  is processed and  delivered  to
                    end-users   at  the  speed  of  light   when
                    translated  into  "information  commodities"
                    like  electrons,  radio  waves,  microwaves,
                    infrared  and  visible light.   The  Adviser
                    has  characterized this era  as  the  "Light
                    Revolution."

                    The  Fund  was formed to provide a means  to
                    invest  in  a  group of large capitalization
                    companies  which, in the Adviser's  opinion,
                    are  or  are  expected to become leaders  in
                    the    Light   Revolution.    For    further
                    information,  see "Investment Objective  and
                    Policies."


INVESTMENT RISKS    The  Fund  is subject to stock market  risk,
                    which  is the possibility that common  stock
                    prices  will  decline  over  short  or  even
                    extended  periods.  Both  U.S.  and  foreign
                    stock  markets  tend to  be  cyclical,  with
                    periods  when  stock prices  generally  rise
                    and  periods  when  stock  prices  generally
                    decline.   Because  of the risks  associated
                    with  common  stocks, the Fund is   intended
                    to  be a long-term investment vehicle and is
                    not  designed  to provide investors  with  a
                    means  of  speculating on short-term  market
                    movements.    In  addition,  the   Fund   is
                    subject to risks associated with the  Fund's
                    focus   on   companies  which  the   Adviser
                    believes  will  participate  in  the   Light
                    Revolution.  This sector of the economy  may
                    be  subject to greater volatility  than  the
                    stock   market  in  general   or   may   not
                    correspond  to  stock  market  movements  in
                    general.   Investors should not consider  an
                    investment   in   the   Fund   a    complete
                    investment program, but as one component  of
                    a   diversified  portfolio  of  investments.
                    For   further  information  concerning   the
                    risks  associated  with  investing  in   the
                    Fund, see "Investment Risks."


INVESTMENT ADVISER  The   Fund   receives  investment   advisory
                    services  from  the Light  Index  Investment
                    Company  (the  "Adviser") and  is  sponsored
                    and  distributed by First Data Distributors,
                    Inc.  (the  "Distributor"),  which  is   not
                    affiliated  with the Adviser.   For  further
                    information,     see    "Management"     and
                    "Distribution Plan."

                   FEES AND EXPENSES

The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund. The
Annual Fund Operating Expenses are estimated amounts.

             Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases
 (as a percentage of net asset value per share)(1)        4.50%
Maximum  Deferred Sales Load (as a percentage
 of offering price)                                        None
Maximum Sales Load Imposed on Reinvested Dividends         None
Redemption Fees (2)                                        None
Exchange Fees                                              None


              Annual Fund Operating Expenses
          (as a percentage of average net assets)
Management Fees                                        1.00%
12b-1 Fees (3)                                         0.25
Other Expenses (net of reimbursements) (4)             0.75
Total Fund Operating Expenses (net of
 reimbursements) (4)                                   2.00%



(1)   This  sales  charge  is  the  maximum  applicable  to
purchase  of  shares.  The Fund has decided  to  waive  the
sales  charge  until the earlier of the date on  which  the
Fund has assets under management in an amount in excess  of
$50  million, or June 30, 1999.  Certain investors may  not
have  to  pay this sales charge, and reduced sales  charges
are  available  under  certain circumstances.   See  "Share
Price - Front-End Sales Charge Waivers and Reductions."

(2)  A fee of $12.00 is charged for each wire redemption.

(3)   The distribution expenses are 0.25% per annum of  the
Fund's  average net assets.  See "Distribution Plan."   The
distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

(4) "Other Expenses" is based on estimated amounts for the current fiscal year. For the period ending June 30, 1999, the Adviser has agreed to waive its management fee and/or reimburse the Fund to the extent necessary to ensure that the Fund's total annual operating expenses, including the Adviser's advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, and extraordinary items, do not exceed 2.0% of the Fund's average daily net assets;
provided, however, that the Adviser is entitled to recoup amounts waived or reimbursed for a period of up to three years from the date such amounts were reimbursed or waived.
Absent these waivers and reimbursements, the Other Expenses and Total Fund Operating Expenses are estimated to be ____% and ____%, respectively.

The  purpose  of  this  table  is  to  assist  you   in
understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund.

The following example illustrates the expenses that you
would   incur  on  a  $1,000  investment  over  various
periods,  assuming (1) a 5% annual rate of  return  and
(2) redemption at the end of each period based on "Total Fund Operating Expenses" in the table above.
The 4.50% maximum sales charge imposed on Fund shares is reflected in the example.

                  1 Year  3 Year

                   $64     $105

This  example should not be considered a representation
of  past  or  future  expenses or performance.   Actual
expenses may be higher or lower than those shown.

           INVESTMENT OBJECTIVE AND POLICIES

The  investment objective presented below  may  not  be
changed   without  shareholder  approval.   Since   all
investments are subject to inherent market risks, there is no assurance that this investment objective will be realized.

The   investment  objective  of  the  Fund  is  capital
appreciation.  The Fund seeks to achieve its investment
objective by investing primarily in the common stock of
large capitalization companies in the technology sector
engaged  in  the processing or delivery of information.
The  investment methodology used by the Fund to achieve
its  investment  objective is based on  the  investment
methodology  developed by the Adviser in  creating  and
maintaining the Light Index. The Fund intends to invest
in  large capitalization (i.e., a capitalization of  at
least $1 billion) companies and which, in the Adviser's
opinion, are or are expected to become leaders  in  the
"Light  Revolution" - a term created by the Adviser  to
describe the transition of the world's economy from one
based  on  the  ability to perform physical  work  with
machines  at high speed to one based on the ability  to
process and deliver information at the speed of  light.
In  deciding whether to buy or sell securities for  the
Fund,  the  Adviser will consider economic fundamentals
which   it   gathers  from  the  companies'   financial
statements,  including,  but  not  limited  to,   sales
growth, R&D spending, operating margins, inventory turnover, days sales outstanding and market share.
Sales will occur when a company is acquired by or merged with another company and is not the surviving entity or when, in the opinion of the Adviser, a company is no longer a leading firm in its segment of the market or its economic fundamentals have begun to deteriorate.

The  Fund  intends to remain fully invested  and  under
normal  circumstances the  Fund intends  to  invest  at
least 95% of its assets in common stocks and in futures
contracts  and options on such stocks.  The  Fund  will
not  invest  in  cash reserves as part of  a  temporary
defensive strategy,
such as lowering its investment  in
common stocks to protect against potential stock market
declines.   The Fund is managed without regard  to  tax
ramifications, and is responsible for voting the shares
of  all  securities  it holds.  See "Implementation  of
Policies"   for  a  description  of  these  and   other
investment practices of the Fund.

                   INVESTMENT RISKS

The  Adviser has no prior experience advising a  mutual
fund,  but principals of the Adviser, through  separate
advisory entities controlled by such principals, act as
investment  advisers  to individual  and  institutional
clients  with  investment portfolios of more  than  $90
million in the aggregate.  See "Management."

              IMPLEMENTATION OF POLICIES

Set  forth  below is a discussion concerning  types  of
investments in which the Fund may invest, strategies it
may employ, and a summary of related risks.  A complete
listing   of   the  Fund's  investment   policies   and
techniques  is  contained in the  Company's  SAI.   The
Fund's  policies may be changed without a vote  of  the
Fund's  shareholders.   Policies  and  limitations  are
considered  at  the  time  of  purchase;  the  sale  of
investments  is  not  required  in  the  event   of   a
subsequent change in circumstances.

Short-Term  Fixed  Income  Securities.   The  Fund  may
invest  in  certain short-term fixed income securities.
Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities include obligations of the United States Government and its agencies or instrumentalities; commercial paper, bank certificates of deposit, and bankers' acceptances; and repurchase agreements collateralized by these securities.

Derivative   Securities.   Derivative  securities   are
instruments whose values are linked to or derived from an underlying security or index. The most common and conventional types of derivative securities are futures and options. The Fund may use stock futures contracts, options, warrants, and swap agreements to a limited extent. Specifically, the Fund may enter into futures contracts and options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options. Furthermore, not more than 20% of the Fund's assets are to be invested in futures and options at any time.

The  risk of loss associated with futures contracts  in
some strategies can be substantial due both to the  low
margin  deposits required and the extremely high degree
of leverage involved in futures pricing. As a result, a
relatively  small price movement in a futures  contract
may  result  in  an immediate and substantial  loss  or
gain. However, the Fund will not use futures contracts,
options,  warrants,  convertible  securities  or   swap
agreements for speculative purposes or to leverage  its
net  assets. Accordingly, the primary risks  associated
with  the  Fund's  use  of these investments  are:  (i)
imperfect  correlation between  the  change  in  market
value of the stocks held by the Fund and the prices  of
futures  contracts and options; and (ii) possible  lack
of a liquid secondary market for a futures contract and
the  resulting  inability to close a  futures  position
prior  to  its  maturity date. The  risk  of  imperfect
correlation  will  be minimized by  investing  only  in
those  contracts whose behavior is expected to resemble
that of the Fund's underlying
securities. The risk that
the Fund will be unable to close out a futures position
will be minimized by entering into such transactions on
a national exchange with an active and liquid secondary
market.   However,   options,   warrants,   convertible
securities and swap agreements purchased or sold over-the-counter may be less liquid than exchange-traded securities.

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations thereunder, the Fund will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counter-party. This risk will be mitigated by the Fund's investment in the specific asset for which it is obligated to pay a return.

Foreign  Securities.  The Fund may  invest  in  foreign
securities.   Investors should consider  carefully  the
substantial  risks  involved in  investing  in  foreign
securities,  whether made directly or through  American
Depository Receipts, which are in addition to the usual
risks  inherent in domestic investments.  There is  the
possibility   of   expropriation,  nationalization   or
confiscatory  taxation, taxation of  income  earned  in
foreign nations or other taxes imposed with respect  to
investments   in  foreign  nations,  foreign   exchange
controls  (which may include suspension of the  ability
to  transfer  currency from a given  country),  foreign
investment  controls on daily stock  market  movements,
default in foreign government securities, political  or
social  instability, or diplomatic  developments  which
could  affect investments in securities of  issuers  in
foreign  nations.  Some countries may withhold portions
of  interest and dividends at the source.  In addition,
in  many  countries  there is less  publicly  available
information about issuers than is available in  reports
about   companies   in  the  United  States.    Foreign
companies   are  not  generally  subject   to   uniform
accounting, auditing and financial reporting standards,
and  auditing  practices and requirements  may  not  be
comparable   to  those  applicable  to  United   States
companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

Security  Lending.   The Fund may lend  its  investment
securities  to  qualified institutional  investors  for
either  short-term or long-term purposes  of  realizing
additional  income.  Loans of securities  by  the  Fund
will  be collateralized by cash, letters of credit,  or
securities  issued or guaranteed by the U.S. Government
or  its  agencies. The collateral will equal  at  least
100%   of  the  current  market  value  of  the  loaned
securities. The Fund will limit such loans so that they will not exceed 33 1/3% of the value of its securities.

Portfolio  Turnover.  A change in the investments  held
by   the   Fund  is  known  as  "portfolio   turnover."
Portfolio  turnover generally involves expense  to  the
Fund,  including brokerage commissions or dealer  mark-
ups  and  other  transaction  costs  on  the  sale   of
securities and reinvestment in other securities.   Such
sales  may result in the realization of taxable capital
gains.  See "Dividends, Other Distributions and Taxes."
Under  normal market conditions, the portfolio turnover
rate  for  the  Fund is anticipated  to  be  under  50%
annually.

                INVESTMENT RESTRICTIONS

The  Company  has adopted several restrictions  on  the
investments and other activities of the Fund  that  may
not  be  changed  without  shareholder  approval.   For
example, the Fund:


     1.   May  not  with  respect to 75% of  its  total
          assets, purchase the securities of any issuer
          (except  securities issued or  guaranteed  by
          the  U.S.  government  or  its  agencies   or
          instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     2.   May (i) borrow money from banks and (ii) make
          other   investments  or   engage   in   other
          transactions permissible under the Investment
          Company  Act  of 1940 (the "1940 Act")  which
          may  involve a borrowing, provided  that  the
          combination of (i) and (ii) shall not  exceed
          33-1/3%  of  the  value of the  Fund's  total
          assets (including the amount borrowed),  less
          the    Fund's    liabilities   (other    than
          borrowings). The Fund may also borrow money from other persons to the extent permitted by applicable law.

     3. May not issue senior securities, except as permitted under the 1940 Act.

     4. May not make loans if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments or (ii) engaging in repurchase agreements.

     5.   May not purchase the securities of any issuer
          if,  as a result, more than 25% of the Fund's
          total   assets  would  be  invested  in   the
          securities of issuers, the principal business
          activities of which are in the same industry.
          The   Fund   does  not  consider  all   Light
          Revolution  companies  to  be  in  the   same
          industry.


                      MANAGEMENT

Under  the laws of the state of Maryland, the Board  of
Directors of the Company (the "Board of Directors")  is
responsible  for  managing the Company's  business  and
affairs.   The Board of Directors also oversees  duties
required  by  applicable state and  federal  law.   The
Company   has  entered  into  an  investment   advisory
agreement with the Light Index Investment Company  (the
"Adviser") dated ___________________________, 1998 (the
"Advisory Agreement"), pursuant to which the Adviser furnishes continuous investment advisory services to the Fund. The Adviser discharges its responsibilities subject to the supervision of the Board of Directors.

The Adviser was organized in 1997 and is located at 704
Court   A,  Tacoma,  Washington   98402.   The  Adviser
supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolio. Under the Advisory
Agreement, the Adviser, at its own expense and without reimbursement from the

Fund, furnishes office space and
all   necessary   office  facilities,   equipment   and
executive personnel for managing the investments of the
Fund  and  pays salaries and fees of all  officers  and
directors  of  the  Company (except the  fees  paid  to
directors  who  are  not  interested  persons  of   the
Adviser).   For  the foregoing the Adviser  receives  a
monthly fee based on the Fund's average daily net assets at the annual rate of 1.0%.

Mr.  Henry  Hewitt, the President of the  Adviser,  has
been  a registered investment adviser since 1993.   Mr.
Hewitt  is the majority shareholder of the Adviser  and
serves as the portfolio manager of the Fund.  As  such,
he  is responsible for the day-to-day management of the
Fund.  Mr. John Harrington serves as Vice President  of
the   Adviser.   He  is  also  President  and  CEO   of
Harrington  Investments, Inc., a registered  investment
adviser  in  Napa,  California.   Mr.  Harrington   was
founder  and  Chairman of the Board of  Working  Assets
Management Company and President of Working Asset Money
Fund (now Citizens Trust Fund). He is also the Manager of Global Partners, L.L.C., a venture capital fund.

Fund  Expenses.  The Fund will pay all of its  expenses
not  assumed by the Adviser including, but not  limited
to,   the   costs   of  preparing  and   printing   its
registration  statements required under the  Securities
Act of 1933, as amended (the "Securities Act"), and the
Investment  Company Act of 1940, as amended (the  "1940
Act"),  and  any  amendments thereto, the  expenses  of
registering its shares with the Securities and Exchange
Commission  (the "SEC") and in the various states,  the
printing  and distribution cost of prospectuses  mailed
to  existing  shareholders, the cost  of  director  and
officer  liability insurance, reports to  shareholders,
reports to government authorities and proxy statements,
interest  charges, brokerage commissions, and  expenses
incurred  in  connection  with portfolio  transactions.
The  Fund will also pay the fees of directors  who  are
not officers of the Company, salaries of administrative
and  clerical  personnel, association membership  dues,
auditing and accounting services, fees and expenses  of
any  custodian  or  trustees  having  custody  of  Fund
assets, expenses of calculating the net asset value and
repurchasing  and  redeeming shares,  and  charges  and
expenses of dividend disbursing agents, registrars, and
share  transfer agents, including the cost  of  keeping
all  necessary  shareholder records  and  accounts  and
handling any problems relating thereto.  For the period
ending  June 30, 1999, the Adviser has agreed to  waive
its  management fee and/or reimburse the  Fund  to  the
extent necessary to ensure that the Fund's total annual
operating  expenses, including the  Adviser's  advisory
fee  and the administration fee but excluding interest,
taxes,  brokerage commissions and other costs  incurred
in  connection with the purchase or sale  of  portfolio
securities, and extraordinary items, do not exceed 2.0%
of  the  Fund's  average daily net  assets.   Any  such
waiver  or  reimbursement  will  have  the  effect   of
lowering  the  overall expense ratio for the  Fund  and
increasing  the Fund's overall return to  investors  at
the time any such amounts are waived and/or reimbursed.
For  the period ending June 30, 1999, after waivers and
reimbursements,  these expenses are expected  to  total
2.0%  of  the  Fund's average daily  net  assets.   The
Adviser  is  entitled  to  recoup  amounts  waived   or
reimbursed for a period of up to three years from the date such amounts were reimbursed or waived.

The Light Index.  In addition to managing the Fund, the
Adviser  manages  and publishes the Light  Index.   The
Adviser  created  the Light Index  which  represents  a
hypothetical  investment of  $10,000  in  each  of  the
companies  which  are  selected  by  the  Adviser   for
inclusion in the

Light Index.  The Adviser reviews on a
quarterly  or  more frequent basis the  performance  of
each  company comprising the Light Index  and,  in  its
discretion,  makes additions to and deletions from  the
Light  Index at that time.  The Light Index follows  an
investment  methodology  (i.e.,  investment  objective,
policies and strategies) substantially similar  to  the
investment methodology used in managing the  Fund.   To
date,  the Adviser has not invested client funds  on  a
discretionary  basis  in  the  Light  Index,  but   has
published the Light Index since 1994.

While the Adviser will base its investment methodology on the investment methodology it uses in managing the Light Index, the Fund is not an "index fund" and while the Adviser anticipates that the Fund will be managed in a substantially similar manner to the Adviser's previous selection and weightings for the Light Index, the Adviser will not attempt to identically replicate the performance of the Light Index in managing the Fund.

              ADMINISTRATION OF THE FUND

The   Fund  has  entered  into  a  Fund  Administration
Servicing  Agreement  (the "Administration  Agreement")
with  Firstar Trust Company, 615 East Michigan  Street,
Milwaukee,  Wisconsin   53202 ("Firstar").   Under  the
Administration   Agreement,   Firstar   prepares    and
maintains  the  books,  accounts  and  other  documents
required by the Act, responds to shareholder inquiries,
prepares  the  Fund's  financial  statements  and   tax
returns, prepares certain reports and filings with  the
SEC  and  with  state  blue sky authorities,  furnishes
statistical and research data, clerical, accounting and
bookkeeping   services   and  stationery   and   office
supplies, keeps and maintains the Fund's financial  and
accounting records and generally assists in all aspects
of  the Fund's operations.  Firstar, at its own expense
and  without  reimbursement from  the  Fund,  furnishes
office  space  and  all  necessary  office  facilities,
equipment  and  executive personnel for performing  the
services  required  to be performed  by  it  under  the
Administration  Agreement.  For the foregoing,  Firstar
receives from the Fund a fee, paid monthly at an annual
rate  of .06% for the first $200 million of the  Fund's
average  net assets, .05% of the next $500  million  of
the  Fund's average net assets, and .03% of the  Fund's
average   net   assets  in  excess  of  $700   million.
Notwithstanding the foregoing, the minimum annual fee payable to the administrator is $30,000.

Firstar  also provides custodial, transfer  agency  and
accounting   services   for  the   Fund.    Information
regarding the fees payable by the Fund to Firstar for these services is provided in the SAI.

Shares  of the Fund are sold on a continuous  basis  by
the  Fund's distributor, First Data Distributors,  Inc.
("FDDI"),  a  wholly-owned  subsidiary  of  First  Data
Services    Group,   Inc.    FDDI   is   a   registered
broker/dealer  with principal offices located  at  4400
Computer Drive, Westborough, Massachusetts, 01581-5108.

       DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions. The Fund intends to declare and pay income dividends on an annual basis.
The Fund intends to distribute net capital gains, if any, on an annual basis in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Such election must be made in writing to the Fund. If you elect to have distributions paid in cash and choose to have a check mailed to you and either the U.S. Postal Service is unable to deliver the check to you or if the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check in shares of the Fund at the then current net asset value per share until you notify the Fund of different instructions.

Taxes.  The Fund intends to qualify for taxation  as  a
"regulated investment company" ("RIC") under the  Code,
so  that the Fund will not be subject to federal income
tax  to the extent it distributes its income and  gains
to  shareholders. Dividends, whether paid  in  cash  or
reinvested  in  additional shares, from net  investment
income  and net short-term capital gains, if any,  will
be taxable to shareholders as ordinary income (unless a
shareholder is exempt from income tax or entitled to  a
tax  deferral), and will qualify, in part, for the  70%
dividends-received deduction for corporations, but the portion of the Fund's dividends so qualified will depend on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

Distributions  of net capital gain (the excess  of  net
long-term  capital  gain  over net  short-term  capital
loss)  are taxable to shareholders as long-term capital
gain,  whether paid in cash or additional  shares,  and
regardless of the length of time the shares  have  been
owned  by  the shareholder.  Under the Taxpayer  Relief
Act  of  1997 ("Tax Act"), different maximum tax  rates
apply  to  net capital gain depending on the taxpayer's
holding period and marginal rate of federal income  tax
-  generally, 28% for gain on capital assets  held  for
more than one year but not more than 18 months and  20%
(10% for taxpayers in the 15% marginal tax bracket)  on
capital  assets held for more than 18 months.  The  Tax
Act, however, does not address the application of these
rules  to distributions of net capital gain by  a  RIC,
including whether those distributions may be treated by
its  shareholders in accordance with the RIC's  holding
period for the assets it sold that generated the  gain;
the  application thereof must be determined by  further
legislation   or  future  regulations  that   are   not
available   as  this  Prospectus  is  being   prepared.
Accordingly,  shareholders  should  consult  their  tax
advisers   as  to  the  effect  of  the  Tax   Act   on
distributions by the Fund to them of net capital  gain.
Capital  gain  distributions are not eligible  for  the
dividends-received    deduction    for    corporations.
Shareholders  are notified annually as to  the  federal
tax status of dividends and other distributions paid by
the  Fund.   If  a shareholder is not required  to  pay
taxes on income, such shareholder is generally not required to pay federal income tax on the amounts distributed to him or her.

Any  dividends and capital gain distributions  declared
in December to shareholders of record on a date in that
month will be deemed to have been paid by the Fund  and
received  by  shareholders  on  December  31   if   the
distributions  are  paid  before  February  1  of   the
following year.

When a shareholder redeems shares of the Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the shares. In addition, if Fund shares are bought within thirty days before or after selling other Fund shares at a loss, all or a portion of the loss will not be deductible and will increase the basis of the newly purchased shares. Capital gain on redeemed shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the rates indicated above.

The Fund is required by federal law to withhold 31%  of
reportable payments (which includes dividends,  capital
gain   distributions,  and  redemptions)   payable   to
individual and certain other non-corporate shareholders
who  have  not  complied with certain Internal  Revenue
Service  ("IRS") regulations. In order  to  avoid  this
withholding  requirement,  you  must  certify  on   the
Account Registration Form that your Social Security  or
other   taxpayer  identification  number  provided   is
correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

Dividends and other distributions declared by the Fund, as well as redemptions of shares, may also be subject to state and local taxes.

The foregoing summarizes some of the important income tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

                      SHARE PRICE

The Fund's "net asset value" per share is determined by
dividing   the  total  market  value  of   the   Fund's
investments and other assets, less any liabilities,  by
the  number  of  outstanding shares of the  Fund.   The
Fund's net asset value is determined at the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open for trading.

Common  stocks that are listed on a securities exchange
are  valued at the last quoted sales price on  the  day
the  valuation  is made.  Price information  on  listed
stocks is taken from the exchange where the security is
primarily  traded.  Securities which are listed  on  an
exchange but which are not traded on the valuation date
are  valued  at  the most recent bid prices.   Unlisted
securities  for  which  market quotations  are  readily
available  are valued at the latest quoted  bid  price.
Debt  securities  are valued at the latest  bid  prices
furnished  by  independent  pricing  services.    Other
assets  and  securities  for which  no  quotations  are
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Directors.  Short-term
instruments (those with remaining maturities of 60 days
or   less)   are  valued  at  amortized   cost,   which
approximates market.

The  Fund has adopted procedures pursuant to Rule 17a-7
under  the  1940  Act pursuant to which  the  Fund  may
effect   a  purchase  and  sale  transaction  with   an
affiliated person of the Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a type which are permitted investments for the Fund. For purposes of determining the number of shares to be issued, the securities to be exchanged will be valued in the manner described above.

The Fund's shares are offered and sold on a continual basis at the next offering price ("Offering Price"), which is the sum of the net asset value per share and the sales charge indicated below:

                                                       Portion of
                   As a Percentage  As a Percentage     Offering
Your Investment      of Offering        of Your      Price Retained
                        Price         Investment       by Broker-
                                                        Dealers*

Up to $50,000           4.50%            4.71%           4.00%
$ 50,001 - $100,000     4.00%            4.17%           3.50%
$100,001 - $250,000     3.00%            3.09%           2.50%
$250,001 - $500,000     2.00%            2.04%           1.50%
$500,001 - $1,000,000   1.00%            1.01%           0.50%
Over $1,000,000          None             None             None


*   At the discretion of FDDI, all sales charges may at
times be paid to the broker-dealer, if any, involved in
the  trade.   A broker-dealer paid all or substantially
all of the sales charges may be deemed an "underwriter" under the Securities Act.

No  sales  charge  is  imposed on the  reinvestment  of
dividends  or  capital  gains or  on  certain  exchange
transactions.   For information on how  to  reduce  the
sales charge payable upon the purchase of Fund shares or whether you qualify to purchase shares at net asset value, see "- Front-End Sales Charge Waivers and
Reductions," below. Fund shares are also currently subject to Rule 12b-1 fees in an aggregate amount of 0.25% of the average daily net asset value of the Fund.
The Distribution Plan is described in more detail under "Distribution Plan." Investments in Fund shares above
$1 million are not assessed an initial sales load.

Front-End Sales Charge Waivers and Reductions

Temporary Waiver. The Fund has decided to waive the sales charge until the earlier of the date on which the Fund has assets under management in an amount in excess of $50 million, or June 30, 1999.

Waivers for Certain Investors. Fund shares are offered at net asset value to the following individuals and institutions due to anticipated economies of scale in sales efforts and expense:

          certain retirement plans, such as profit-sharing, pension, 401(k), and simplified employee pension plans (SEP's and SIMPLE's), subject to minimum requirements with respect to the number of employees or amount of purchase, which may be established by FDDI (currently, those criteria require that the employer establishing the plan have 200 or more eligible employees or that the amount of invested total at least $1 million within 13 months of the initial investment);

          directors, officers and full-time employees of the Fund, the Adviser, FDDI and affiliates of such companies, and spouses and minor children of such persons;

          persons who have taken a distribution from a retirement plan invested in shares of the Fund, to the extent the distribution, provided that, the distribution is reinvested within 90 days of the payment date;

          government entities that are prohibited from paying mutual fund sales charges;

          registered  broker-dealers who have  entered
     into a selling or service agreement with FDDI  and
     who  have achieved certain sales objectives of the
     Fund,  for  their  investment accounts  only,  and
     certain  employees  of  such  broker-dealers,  and
     their   spouses,   children,  grandchildren,   and
     parents, in accordance with the internal policies and procedures of the employing broker-dealer;

         owners of private accounts managed by Adviser
     who either purchase Fund shares within one year of
     the  Fund's  inception or who at any time,  within
     the  Adviser's  sole  discretion,  are  no  longer
     eligible   for  separate  account  management   by
     Adviser   and   who  in  either  case   completely
     liquidate their private account and purchase Fund shares with the proceeds within 90 days of the liquidation;

          trust companies investing $1 million or more for common trust or collective investment funds;

         registered investment companies;

         any person who purchases shares of the Fund with redemption proceeds from a money market fund;
     provided, however, that the sales charge waiver provided by this exception shall only be available
     (i) for one such purchase within 12 months of the redemption, (ii) to persons who immediately prior to their investment in the money market fund were shareholders of the Fund, and (iii) to the extent of the investment in the money market fund being redeemed;

         "wrap accounts" for the benefit of clients of registered broker-dealers having a selling or service agreement with the FDDI; and

          any person who purchases shares of the  Fund
     with   redemption  proceeds  from   a   registered
     investment company other than the Fund and on which the investor paid either a front-end sales charge or a contingent deferred sales charge;
     provided that the proceeds are invested in the Fund within 10 days of the redemption.

Please contact your investment professional, FDDI, or Firstar for more information on purchases at net asset value.

Reducing Sales Charges. If you are not eligible for a waiver, there are two ways that you can combine multiple purchases of Fund shares to take advantage of the breakpoints in the sales charge schedule.

          Rights  of Accumulation.  The Fund offers  a
     Right  of  Accumulation ("ROA")  allowing  you  to
     purchase   Fund   shares  at  the   sales   charge
     applicable  to  the sum of (a) the  dollar  amount
     then  being  purchased, plus  (b)  the  higher  of
     either (i) the current market value (calculated at
     the  applicable Offering Price) or (ii) the actual
     purchase price of all Fund shares already held  by
     you  and your spouse and minor children or you and
     members of a qualified group.  A "qualified group"
     is  one that was formed at least one year prior to
     the  ROA purchase, has a purpose other than buying
     Fund  shares  at  a  discount, has  more  than  10
     members,  can  arrange meetings between  FDDI  and
     group  members,
     agrees to include Fund  literature
     in  mailings to its members, agrees to arrange for
     payroll deductions or other bulk transmissions  of
     investments  to the Fund, and meets other  uniform
     criteria  that allow FDDI to achieve cost  savings
     in distributing shares of the Fund.  To receive an
     ROA,  at the time of purchase, you must give  your
     investment   professional,   FDDI,   or    Firstar
     sufficient  information to determine  whether  the
     purchase  will  qualify  for  the  reduced   sales
     charge.

          Letter  of Intent.  You may also immediately
     qualify for a reduced sales charge on the purchase
     of  Fund shares by completing the Letter of Intent
     section  of  the account application ("LOI").   By
     completing  the LOI, you express an  intention  to
     invest during the next 13-month period a specified
     amount  (minimum  of at least $50,001)  which,  if
     made  at  one  time, would qualify for  a  reduced
     sales charge.  Any shares you own on the date  you
     execute the LOI may be used as a credit toward the
     completion of the LOI.  However, the reduced sales
     charge will only be applied to new purchases.  Any
     redemptions  made during the 13-month period  will
     be subtracted from the amount of the purchases for
     purposes of determining whether the terms  of  the
     LOI have been satisfied.  If, at the end of the 13-
     month  period covered by the LOI, the total amount
     of purchases (less redemptions) does not equal the
     amount indicated, you will be required to pay  the
     difference  between the sales charge paid  at  the
     reduced  rate  and the sales charge applicable  to
     the  purchases actually made.  Shares equal to  5%
     of the amount specified in the LOI will be held in
     escrow  during the 13-month period and are subject
     to involuntary redemption to assure any payment of
     a  higher applicable sales charge.  By signing the
     purchase application and checking the box  labeled
     "Letter  of Intent," you grant to FDDI a  security
     interest  in the reserved shares and appoint  FDDI
     as  attorney-in-fact to sell any  or  all  of  the
     reserved  shares  to  cover any  additional  sales
     charges  if  you do not fulfill your  undertaking.
     Signing  a  LOI does not bind you to purchase  the
     full  amount indicated, but you must complete  the
     intended purchase in accordance with the terms  of
     the  LOI to obtain the reduced sales charge.   For
     more information on the LOI, please contact your investment professional, FDDI, or Firstar.

                   DISTRIBUTION PLAN

The  Fund has adopted a Distribution Plan (the  "Plan")
pursuant  to Rule 12b-1 under the 1940 Act.   The  Plan
authorizes payments by the Fund in connection with  the
distribution  of  its  shares at  an  annual  rate,  as
determined from time to time by the Board of Directors,
of  0.25%  of  the  Fund's average  daily  net  assets.
Amounts paid under the Plan by the Fund may be spent on
any activities or expenses primarily intended to result
in  the sale of shares of the Fund as determined by the
Board  of  Directors,  including but  not  limited  to,
advertising, compensation for sales and sales marketing
activities  of financial institutions and others,  such
as  dealers or other distributors, shareholder  account
servicing, production and dissemination of prospectuses
and sales and marketing materials, and capital or other
expenses   of  associated  equipment,  rent,  salaries,
bonuses, interest and other overhead.  Under the  terms
of the Plan, the Distributor is authorized to, in turn,
pay  all  or  a  portion of this fee to any  securities
dealer, financial institution or any other person  (the
"Recipient") who renders assistance in distributing  or
promoting  the  sale of Fund shares,  or  who  provides
certain  shareholder  services  to  Fund  shareholders,
pursuant   to   a   written  agreement  (the   "Related
Agreement").  To the extent any
activity is  one  which
the  Fund may finance without a Plan, the Fund may also
make  payments to finance such activity outside of  the
Plan  and  not  subject  to its limitations.   Payments
under  the Plan are based upon a percentage of  average
daily  net  assets attributable to each Fund regardless
of  the  amounts  actually paid  or  expenses  actually
incurred by the Distributor, however, in no event,  may
such payments exceed the maximum allowable fee.  It is,
therefore, possible that the Distributor may realize  a
profit  in  a  particular year as  a  result  of  these
payments.   The  Plan has the effect of increasing  the
Fund's expenses from what they would otherwise be.  The
Board of Directors reviews the Fund's distribution and shareholder servicing fee payments in connection with their determination as to the continuance of the Plan.

Investors  should  understand  that  the  purpose   and
function of the initial sales charge and distribution fees discussed above is to provide the financing of the distribution of the shares of the Fund.

                  GENERAL INFORMATION

The Company is a Maryland corporation.  The Articles of
Incorporation  permit the Board  of  Directors  of  the
Company to issue a total of one hundred million  shares
of common stock with a $0.0001 par value, fifty million
of  which  have  been classified as the shares  of  the
Fund.   The Board of Directors of the Company  has  the
power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series.
Currently the Company is offering one class of shares.

The  shares  of  the  Fund  are  fully  paid  and  non-
assessable;   have  no  preference  as  to  conversion,
exchange, dividends, retirement or other features; and have no pre-emptive rights. Such shares have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they so choose.

Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law.
An annual meeting will be held to vote on the removal of a director or directors of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund.

All securities and cash of the Fund are held by Firstar, which serves as the Fund's Transfer and Dividend Disbursing Agent. PricewaterhouseCoopers, LLP serves as the independent accountant of the Fund and will audit its financial statements annually. The Fund is not involved in any litigation.

                   WHO SHOULD INVEST

The  Fund  is  designed for investors  seeking  capital
appreciation.  See "Investment Objective and Policies."
Shareholders should expect to be fully exposed  to  the
market  risks inherent in investing in stocks.  As  the
prices  of stocks may be volatile, only investors  able
to  tolerate possibly substantial fluctuations  in  the
value   of  their  investment  should  contemplate   an
investment in the Fund.

Investors may wish to reduce the potential risk of investing in the Fund by purchasing shares on a regular, periodic basis (dollar-cost averaging) rather than making an investment in one lump sum. See "Share
Price - Front-End Sales Charge Waivers and Reductions -
Reducing Sales Charges."

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements.
Investors who engage in excessive account activity generate additional costs which are borne by all shareholders. In order to minimize such costs, the Fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management. The Fund also reserves the right to suspend the offering of its shares.

Investors should not consider an investment in the Fund
a   complete  investment  program,  but  only  as   one
component of a diversified portfolio of investments.

       OPENING AN ACCOUNT AND PURCHASING SHARES

You may open a regular (non-retirement) account, either
by mail or wire.  Simply complete and return a Purchase
Application   and  any  required  legal  documentation,
indicating  the  amount  you  wish  to  invest.    Your
purchase  must be equal to or greater than the  $10,000
minimum  initial investment requirement or  $1,000  for
Uniform  Gifts/Transfers  to Minors  Act  accounts  and
Individual  Retirement  Accounts  (IRAs)  (except   for
Education   IRAs,  which  have  no  minimum  investment
requirements).  You must open a new IRA by  mail  (IRAs
may not be opened by wire) using a Light Revolution IRA
Application.  Your purchase must be equal to or greater
than the $1,000 minimum initial investment requirement,
but no more than $2,000 if you are making a regular IRA
contribution  (no more than $500 for an  Education  IRA
contribution).   Rollover contributions  are  generally
limited to the amount withdrawn within the past 60 days
from an IRA or other qualified Retirement Plan.  If you
need  assistance with the forms or have  any  questions
about  the  Fund, please call our Investor  Information
Department  at 1-888-463-3957.  Note:  For other  types
of    account    registrations   (e.g.    corporations,
associations, other organizations, trusts or powers of attorney), please call us to determine which additional forms you may need.

All  applications to purchase capital stock are subject
to  acceptance or rejection by authorized  officers  of
the   Fund   and   are  not  binding  until   accepted.
Applications will not be accepted unless accompanied by
payment in U.S. funds.  Payment should be made by check
drawn  on  a  U.S.  bank, savings and loan,  or  credit
union.   The custodian will charge a $20 fee against  a
shareholder's  account,  in  addition   to   any   loss
sustained by the Fund, for any payment check returned to the custodian for insufficient funds, stop payment or account closed. It is the policy of the Fund not to accept applications under certain circumstances, for example, if an individual previously tried to purchase shares with a bad check, or in amounts considered disadvantageous to shareholders.

Because  of the risks associated with common stock  and
bond  investments, the Fund is intended to be  a  long-
term  investment vehicle and is not designed to provide
investors  with  a means of speculating  on  short-term
market movements.  Consequently, the Fund reserves  the
right  to
reject any specific purchase  request.   The
Fund also reserves the right to suspend the offering of shares for a period of time.

The  Fund's shares are purchased at the next-determined
Offering Price after your investment has been received.
See "Share Price."

Purchasing  by  Mail.  Complete and sign  the  Purchase
Application.


New Account. Please include the amount of your initial investment on the Purchase Application, make your check payable to Light Revolution Fund and mail to:

                 Light Revolution Fund
               c/o Firstar Trust Company
                     P.O. Box 701
               Milwaukee, WI  53201-0701
                 _____________________

       For express or registered mail, sent to:

                 Light Revolution Fund
               c/o Firstar Trust Company
               615 East Michigan Street
               Milwaukee, WI  53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery service to be its agent.
Therefore, deposit in the mail or with such services, or receipt at Firstar's post office box of purchase applications or redemption requests does not constitute receipt by Firstar or the Fund.

Alternatively, you may place an order to purchase shares of the Fund through a broker-dealer. Broker-dealers may charge a transaction fee for placing orders to purchase Fund shares. It is the responsibility of the broker-dealer to place the order with the Fund on a timely basis.

Additional Investments.  Subsequent investments to  any
account  may  be  made by mail or  wire.   The  minimum
subsequent  investment is $100.  Additional investments
should  include the Additional Investment Form attached
to  your Fund confirmation statements. Please make your
check  payable  to  Light Revolution Fund,  write  your
account  number  on your check and,  using  the  return
envelope   provided,  mail  to  one  of  the  addresses
indicated for new accounts.

All written requests should be mailed to one of the addresses indicated for new accounts. Do not send registered, overnight or express mail to the post office box address.

Purchasing by Wire.  Money should be wired to:

             Firstar Bank Milwaukee, N.A.
               777 East Wisconsin Avenue
                  Milwaukee, WI 53202
                ABA Number 0750-000-22

         For credit to:  Firstar Trust Company
              Account Number 112-952-137

                    For    further
                    credit     to:
                    Light
                    Revolution
                    Fund,
                    [shareholder
                    account
                    number],
                    [shareholder
                    name].

Before  Wiring.   To assure proper receipt,  please  be
sure to contact our Investor Information Department  at
1-888-463-3957 before wiring and to include the  above-
referenced  information.  If  you  are  opening  a  new
account,  please complete the Purchase Application  and
mail  it  to the "New Account" address after completing
your  wire  arrangement.   Note:   Federal  Funds  wire
purchase orders will be accepted only when the Fund and Firstar are open for business.

Purchasing by Telephone.  The Fund lets you move  money
from  your  bank account to your Light Revolution  Fund
account  by  telephone transfer at your request.   Only
bank  accounts held at domestic financial  institutions
that  are Automated Clearing House ("ACH") members  can
be   used   for   telephone  transactions.    Telephone
transactions  may not be used for initial purchases  of
Fund   shares,   and   there  is  a  minimum   purchase
requirement  of  $100 per telephone transaction.   Your
account must already be established prior to initiating
telephone   purchases.   Your  Fund  shares   will   be
purchased at the net asset value determined as  of  the
close  of  regular  trading on the  date  that  Firstar
receives  payment by electronic funds transfer  through
the ACH System.  Most transfers are completed within  3
business days. To preserve flexibility, the Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently the Fund does not expect to charge a fee.
Shareholders in the Fund may also request by telephone a change of address, a change in investments made through an Automatic Investment Plan, and a change in the manner in which dividends are received.

Automatic  Investment  Plan.  The Automatic  Investment
Plan allows you to purchase shares by an electronic transfer of funds at regular monthly intervals from your bank checking account, money market account, NOW account or savings account.

There is no minimum initial investment if you enroll in the Automatic Investment Plan when you open your account. Your account will be debited and shares will be purchased at regular monthly intervals of your choosing at the then-current net asset value. You may join the Automatic Investment Plan by completing that portion of the Purchase Application or filling out a separate Automatic Investment Plan Application which you may obtain from the Fund or from Firstar. You may cancel your participation in the Automatic Investment
Plan or change the amount of purchase or the day of each month on which shares are purchased at any time by calling our Investor Information Department at 1-888-
463-3957  or by writing to the Fund, c/o Firstar  Trust
Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
The change or cancellation by a shareholder will be effective five business days following receipt.

Each  investment through the Automatic Investment  Plan
must  be at least $100 and not more than $50,000.   For
you  to  participate in the Automatic Investment  Plan,
your bank or other financial institution must be an ACH
member.   It  will take about 15 days  for  Firstar  to
process your Automatic Investment Plan enrollment.  The
Fund  may  modify or terminate the Automatic Investment
Plan at any time or charge a service fee, although no such fee is currently contemplated.

Choosing a Distribution Option. You must select one of three distribution options:

          1.   Automatic  Reinvestment Option  --  Both
               dividends     and     capital      gains
               distributions  will  be  reinvested   in
               additional  Fund  shares.   This  option
               will be selected for you unless you specify one of the other options.

          2. Cash Dividend Option -- Your dividends will be paid in cash and your capital gains will be reinvested in additional
               Fund shares.

          3. All Cash Option -- Both dividend and capital gains distributions will be paid in cash.

         You may change your option by calling our Investor Information Department at 1-888-463-
         3957.

Tax Caution.  Investors should ask about the timing  of
capital   gains   and  dividend  distributions   before
investing.   Under  Federal  tax  laws,  the  Fund   is
required  to distribute net capital gains and  dividend
income to  Fund shareholders.  These distributions  are
made to all shareholders who own Fund shares as of  the
distribution's record date, regardless of how long  the
shares  have been owned.  Purchasing shares just  prior
to  the record date could have a significant impact  on
your  tax liability for the year.  For example, if  you
purchase  Fund shares immediately prior to  the  record
date  of  a  sizable  capital gain or  income  dividend
distribution, you will be assessed taxes on the  amount
of  the capital gain and/or dividend distribution later
paid  even though you owned the Fund shares for just  a
short   period  of  time.   (Taxes  are  due   on   the
distributions  even  if  the  dividend   or   gain   is
reinvested in additional Fund shares.) While the total value of your investment will be the same after the distribution - the amount of the distribution will offset the drop in the net asset value of the shares - you should be aware of the tax implications the timing of your purchase may have.

Prospective investors should, therefore, inquire about potential distributions before investing. The Fund's annual capital gains distributions normally occur in December, and income from dividends are generally paid annually in December. For additional information on distributions and taxes, see "Dividends, Capital Gains, and Taxes."

Important Information.  Certain optional Fund  services
may   be  selected  when  you  complete  your  Purchase
Application.   However, the easiest  way  to  establish
optional Fund services on your account is to call our Investor Information Department (1-888-463-3957) for assistance.

For  our  mutual protection, we may require a signature
guarantee  on certain written transaction requests  and
will  require  a  signature guarantee for  all  written
redemptions  over $25,000 and
when redemption  proceeds
are made payable to other than the account owner(s)  or
are being sent to other than the address of record.   A
signature guarantee verifies the authenticity  of  your
signature  and may be obtained from banks, brokers  and
any other guarantor that the Fund deems acceptable.   A
signature guarantee cannot be provided by a notary public.

Share certificates will be issued upon request.   If  a
certificate is lost, you may incur an expense to replace it.

If you purchase shares in the Fund through a registered broker-dealer or investment adviser, the broker-dealer or adviser may charge a service fee.

The Fund will not cancel any trade (e.g., a purchase or redemption) believed to be authentic, received in writing or by telephone, once the trade has been received.

When Your Account Will Be Credited.  Your trade date is
the  date on which your account is credited.   If  your
purchase is made by check or Federal Funds wire and  is
received  by the close of regular trading  on  the  New
York Stock Exchange (generally 4:00 p.m. Eastern time),
your  trade  date  is  the day  of  receipt.   If  your
purchase  is received after the close of the  Exchange,
your  trade date is the next business day.  Your shares
are purchased at the net asset value determined on your
trade  date.   The  Fund  will not  accept  third-party
checks  to  open  an  account.   Please  be  sure  your
purchase  check  is  made payable to "Light  Revolution
Fund."

                  SELLING YOUR SHARES

You  may  withdraw  any portion of the  funds  in  your
account  by  redeeming shares at any time  (please  see
"-Important Redemption Information").  You may initiate
a  request by writing or by telephone.  Your redemption
proceeds  will be mailed no later than the seventh  day
after  the  receipt of the request in  Good  Order  (as
defined  below), except that when a purchase  has  been
made  by check, the Fund can hold payment on redemption
until it is reasonably satisfied the check has cleared,
which  may  take  up  to 12 days.   If  you  redeem  by
telephone  and request wire payment, such payment  will
normally  be made in Federal Funds on the next business
day.   The transfer agent will charge a $12 fee to wire
redemption proceeds.

Selling  by Mail.  Requests should be mailed  to  Light
Revolution Fund, c/o Firstar Trust Company, Shareholder
Services  Center,  P.O. Box 701,  Milwaukee,  Wisconsin
53201-0701 (For express or registered mail, send your request to Light Revolution Fund, c/o Firstar Trust
Company, 615 East Michigan Street, Milwaukee, WI 53202-
5207.)

If you are requesting a redemption of shares from an Individual Retirement Account (IRA), you must include instructions regarding federal income tax withholding.
Unless otherwise indicated, such a redemption, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

The redemption price of shares will be the Fund's net asset value next determined after Firstar has received all required documents in Good Order.

Definition of Good Order. Good Order means that the request includes the following:

         1.    The account number and Fund name.

         2. The amount of the transaction (specified in dollars or shares).

         3. Signatures of all owners exactly as they are registered on the account.

         4.    Any required signature guarantees.

         5.    Other   supporting  legal   documentation
               that  might be required in the  case  of
               estates,   corporations,   trusts    and
               certain other accounts.

         6.    Any  certificates  you  hold  for   the
               account.

If you have questions about this definition as it pertains to your request, please call our Investor
Information Department at 1-888-463-3957.

Selling by Telephone.  To sell shares by telephone  you
or  your  pre-authorized representative  may  call  our
Investor Information Department at 1-888-463-3957.  The
proceeds  will  be  sent to you  by  mail,  unless  you
request  wire payment.  If you redeem by telephone  and
request  wire  payment, such payment will  normally  be
made  in  Federal  Funds  on  the  next  business  day.
Firstar will wire redemption proceeds only to the  bank
and account designated on your Purchase Application  or
in   written  instructions  subsequently  received   by
Firstar  and  only  if the bank is  a  commercial  bank
located  within  the  United States  which  is  an  ACH
member.   Firstar  charges a fee  (currently  $12,  but
subject to change without notice) for each payment made by wire of redemption proceeds, which fee will be deducted from your account. Please see "Important
Information About Telephone Transactions."

Systematic   Withdrawal  Plan.   You   may   submit   a
systematic  withdrawal plan which provides for  regular
monthly or quarterly checks to be sent to you (or  your
designee).  Shareholders owning shares of the Fund with
a  value  of $10,000 or more may establish a Systematic
Withdrawal Plan.  A shareholder may receive monthly  or
quarterly payments, in amounts of not less that $50 per
payment, by authorizing Firstar to redeem the necessary
number  of shares either monthly or quarterly in  order
to make the payments requested.  Proceeds may either be
mailed  to  you  or moved to your bank account  by  ACH
transfer.  Transfers by ACH generally take up to  three
business  days  to  reach  your  bank  account.   Share
certificates for the shares being redeemed must be held
for you by Firstar.  If the recipient is other than the
registered   shareholder,   the   signature   of   each
shareholder  must  be  guaranteed on  the  application.
Corporations  or  other  legal  entities  should   call
Firstar  for special instructions.  There is no  charge
for the use of this plan.  Shareholders should be aware
that  such systematic withdrawals could deplete or  use
up  entirely the initial investment and may  result  in
realized  long-term  or  short-term  capital  gains  or
losses.    The  Systematic  Withdrawal  Plan   may   be
terminated at any time by the Fund upon 60 days written
notice  or  by  a  shareholder upon written  notice  to
Firstar.   An application may be obtained from  Firstar
by  telephone at 1-888-463-3957.  A signature guarantee
is   required  to  convert  an  existing   account   to
systematic withdrawal. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokers and any other guarantor that the Fund deems acceptable. A signature guarantee cannot be provided by a notary public.

Important Redemption Information.  Shares purchased  by
check  or  telephone transfer may be  redeemed  at  any
time.   However, redemption proceeds will not  be  paid
until payment for the purchase is collected, which may take up to ten calendar days.

Delivery of Redemption Proceeds. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed on the day of receipt and the redemption proceeds are normally sent on the following business day.

Redemption  requests  received by telephone  after  the
close  of the New York Stock Exchange are processed  on
the business day following receipt and the proceeds are
normally  sent  on  the second business  day  following
receipt.   The  Fund reserves the right  to  revise  or
terminate the telephone redemption privilege at any time.

Redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be implemented at the net asset value next determined after your request has been received by Firstar in Good Order.

The  Fund  may suspend the redemption right or postpone
payment  at  times when the New York Stock Exchange  is
closed   or   under  any  emergency  circumstances   as
determined by the SEC.

If the Board of Directors of the Company determines that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of readily marketable securities.

Minimum  Account  Balance  Requirement.   Due  to   the
relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account that is below $1,000. You will be notified if the value of your account is below this minimum account balance requirement. You will then be allowed 30 days to make an additional investment before the account is liquidated. If an account is liquidated, the proceeds will be promptly paid to the shareholder.

  IMPORTANT INFORMATION ABOUT TELEPHONE TRANSACTIONS

The   ability  to  initiate  redemptions  (except  wire
redemptions) by telephone is automatically  established
on  your  account  unless you request in  writing  that
telephone   transactions  on  your   account   not   be
permitted.

To protect your account from losses resulting from unauthorized or fraudulent telephone instructions, the Fund adheres to the following security procedures:

     1.   Security Check.  To request a transaction  by
          telephone, the caller must know (i) the  name
          of   the  Fund;  (ii)  the  10-digit  account
          number; (iii) the exact name
          and address used
          in  the  registration; and  (iv)  the  Social
          Security or Employer Identification number listed on the account.

     2.   Payment   Policy.    The  proceeds   of   any
          telephone  redemption by mail  will  be  made
          payable  to  the registered share  owner  and
          mailed  to  the address of record only.   The
          proceeds of any telephone redemption by wire will be wired only to the bank and account designated on the Purchase Application or in written instructions subsequently received by
          Firstar from the registered share owner and only if the bank is a commercial bank located within the United States.

Neither  the  Fund nor Firstar will be responsible  for
the  authenticity of transaction instructions  received
by   telephone,   provided  that  reasonable   security
procedures have been followed.  The Fund believes  that
the  security procedures described above are reasonable
and that if such procedures are followed, you will bear
the  risk of any losses resulting from unauthorized  or
fraudulent telephone transactions on your account.   If
the Fund or Firstar fails to follow reasonable security procedures, it may be liable for any losses resulting from unauthorized or fraudulent telephone transactions on your account.

               OTHER ACCOUNT INFORMATION

You may request transfer of the registration of any  of
your  Fund  shares  to another person  by  writing  to:
Light  Revolution  Fund,  c/o  Firstar  Trust  Company,
Shareholder  Services Center, P.O. Box 701,  Milwaukee,
Wisconsin  53201-0701.  The request  must  be  in  Good
Order.   For  further  instructions,  please  call  our
Investor Information Department (1-888-463-3957).

For more information about any of these services, please call our Investor Information Department at 1-
888-463-3957.

Firstar  will  send you a confirmation  statement  each
time  you initiate a transaction in your account.   You
will also receive a comprehensive account statement at the end of each calendar quarter. The fourth-quarter statement will be a year-end statement, listing all transaction activity for the entire calendar year.

Financial Statements for the Fund will be mailed to you semi-annually, according to the Fund's fiscal year-end.

                     TOTAL RETURN

From time to time the Fund may advertise its total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The "total return" of the Fund refers to the average annual compounded rates of return over stated periods or for the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions. Any advertised total returns for the Fund will take into account the effect of the deduction of the 4.50% maximum sales charge and all recurring fees and expenses.

Performance  information for  the  Fund  advertised  in
reports and promotional literature may be compared  to:
(i)  the S&P 500, the Dow Jones Industrial Average,  or
various   other  unmanaged  indexes,   and   (ii)   the
performance of other mutual funds. Unmanaged indexes may assume the reinvestment of income distributions, but generally do not reflect deductions for sales charges or administrative and management costs and expenses.